SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	10 SUBSEQUENT EVENTS Issuances of Stock During July 2011, we sold 5,111 common shares of common stock to one investor for a cash payment of $1,037.